Consolidated Statements of Income and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues:
Agency	¥ 3,746,471	$ 539,604	¥ 2,155,264	¥ 1,624,410
Brokerage	617,738	88,973	369,198	232,620
Claims adjusting	336,413	48,454	303,846	292,981
Total net revenues	4,700,622	677,031	2,828,308	2,150,011
Operating costs and expenses:
Agency	(2,906,791)	(418,665)	(1,675,261)	(1,261,888)
Brokerage	(503,925)	(72,580)	(293,875)	(185,593)
Claims adjusting	(199,810)	(28,779)	(181,370)	(167,676)
Total Operating costs	(3,610,526)	(520,024)	(2,150,506)	(1,615,157)
Selling expenses	(588,822)	(84,808)	(143,279)	(107,263)
General and administrative expenses	(487,234)	(70,176)	(456,001)	(396,692)
Total operating costs and expenses	(4,686,582)	(675,008)	(2,749,786)	(2,119,112)
Income from operations	14,040	2,023	78,522	30,899
Other income, net:
Investment income	115,275	16,603	65,624	44,240
Interest income	6,931	998	57,234	82,251
Other, net	11,452	1,649	13,042	2,330
Income before income taxes and income of affiliates	147,698	21,273	214,422	159,720
Income tax expense	(28,353)	(4,084)	(25,865)	(24,289)
Share of income of affiliates	48,293	6,955	26,924	30,649
Net income	167,638	24,144	215,481	166,080
Less: Net income attributable to the noncontrolling interests	10,591	1,526	5,395	4,320
Net income attributable to the Fanhua's shareholders	¥ 157,047	$ 22,618	¥ 210,086	¥ 161,760
Net income per share:
Basic | (per share)	¥ 0.14	$ 0.02	¥ 0.18	¥ 0.16
Diluted | (per share)	0.13	0.02	0.17	0.16
Net income per American Depositary Shares ("ADS"):
Basic | (per share)	2.71	0.39	3.65	3.22
Diluted | (per share)	¥ 2.6	$ 0.37	¥ 3.49	¥ 3.19
Shares used in calculating net income per share:
Basic	1,160,592,325	1,160,592,325	1,151,705,374	1,005,842,212
Diluted	1,208,821,796	1,208,821,796	1,203,323,521	1,012,591,387
Net income	¥ 167,638	$ 24,144	¥ 215,481	¥ 166,080
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	2,177	314	6,153	6,008
Changes in fair value of short term investments	632	91
Share of other comprehensive income (loss) of affiliate	(37,911)	(5,460)	37,567
Comprehensive income	132,536	19,089	259,201	172,088
Less: Comprehensive income attributable to the noncontrolling interests	10,591	1,526	5,395	4,320
Comprehensive income attributable to the Fanhua's shareholders	¥ 121,945	$ 17,563	¥ 253,806	¥ 167,768